Allowances for Credit Losses and Recorded Investments in Loans and Leases by Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	$ 269.8	$ 279.4
Evaluated for Inherent Impairment	29,234.7	28,784.5
Total Loans and Leases	29,504.5	29,063.9
Specifically Evaluated for Impairment	18.0	32.8
Evaluated for Inherent Impairment	279.9	262.0
Allowance assigned to loans and leases	297.9	294.8	319.6
Allowance for Unfunded Exposures Commitments and Standby Letters of Credit	29.7	34.1	37.7
Total Allowance for Credit Losses	327.6	328.9	357.3	340.6
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	125.0	121.2
Evaluated for Inherent Impairment	12,772.2	12,233.1
Total Loans and Leases	12,897.2	12,354.3
Specifically Evaluated for Impairment	11.0	22.9
Evaluated for Inherent Impairment	155.1	155.7
Allowance assigned to loans and leases	166.1	178.6	220.7
Allowance for Unfunded Exposures Commitments and Standby Letters of Credit	28.1	32.4	36.0
Total Allowance for Credit Losses	194.2	211.0	256.7	252.2
Personal
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	144.8	158.2
Evaluated for Inherent Impairment	16,462.5	16,551.4
Total Loans and Leases	16,607.3	16,709.6
Specifically Evaluated for Impairment	7.0	9.9
Evaluated for Inherent Impairment	124.8	106.3
Allowance assigned to loans and leases	131.8	116.2	98.9
Allowance for Unfunded Exposures Commitments and Standby Letters of Credit	1.6	1.7	1.7
Total Allowance for Credit Losses	$ 133.4	$ 117.9	$ 100.6	$ 88.4